Schedule of Investments (unaudited)
November 30, 2025
iShares® MSCI Global Sustainable Development Goals ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 2.0%
CSL Ltd.	25,097	$3,062,768
Vicinity Ltd.	153,494	247,448
		3,310,216
Austria — 0.3%
Verbund AG	5,917	436,269
Belgium — 0.9%
Argenx SE(a)	958	873,308
Elia Group SA, Class B	5,307	640,956
		1,514,264
Canada — 1.3%
Saputo Inc.	76,098	2,153,691
Chile — 0.8%
Empresas CMPC SA	930,546	1,303,314
China — 14.8%
BAIC BluePark New Energy Technology Co. Ltd., Class A(a)	52,200	58,084
BeOne Medicines Ltd., Class H(a)	26,821	708,722
China Longyuan Power Group Corp. Ltd., Class H	627,000	555,019
China Mengniu Dairy Co. Ltd.	981,000	1,899,425
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	334,300	438,816
China Railway Signal & Communication Corp. Ltd., Class A	410,405	302,293
China Three Gorges Renewables Group Co. Ltd., Class A	209,000	123,644
Chongqing Zhifei Biological Products Co. Ltd., Class A	5,100	14,869
CSI Solar Co. Ltd., Class A	235,867	575,456
CSPC Pharmaceutical Group Ltd.	313,520	319,971
Flat Glass Group Co. Ltd., Class A	73,000	167,307
GDS Holdings Ltd., Class A(a)	448,300	1,908,992
Hansoh Pharmaceutical Group Co. Ltd.(b)	14,000	72,584
Henan Shuanghui Investment & Development Co. Ltd., Class A	43,800	167,396
Hengan International Group Co. Ltd.	166,500	601,653
Innovent Biologics Inc.(a)(b)	27,000	327,304
Kingdee International Software Group Co. Ltd.(a)	418,000	762,496
Li Auto Inc., Class A(a)	612,744	5,657,130
New Oriental Education & Technology Group Inc.	192,300	989,089
Ningbo Deye Technology Co. Ltd., Class A	3,700	42,539
Ningbo Sanxing Medical Electric Co. Ltd., Class A	18,900	60,637
Nongfu Spring Co. Ltd., Class H(b)	36,200	227,892
Seres Group Co. Ltd., Class A	29,700	531,418
Shanghai Allist Pharmaceuticals Co. Ltd., Class A	720	10,043
TAL Education Group, ADR(a)	99,064	1,089,704
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	218,800	291,597
Tingyi Cayman Islands Holding Corp.	472,000	724,497
Xinyi Solar Holdings Ltd.	5,338,000	2,216,985
XPeng Inc., Class A(a)	193,032	2,103,664
Yadea Group Holdings Ltd.(b)	290,000	460,248
Zhejiang Leapmotor Technology Co. Ltd., Class H(a)(b)	174,600	1,194,451
		24,603,925
Denmark — 7.1%
Demant A/S(a)	7,164	244,158
Genmab A/S(a)	2,501	803,532
Orsted A/S(a)(b)	149,587	3,186,032
Rockwool AS, Class B	40,164	1,357,732
Security	Shares	Value
Denmark (continued)
Vestas Wind Systems A/S	263,786	$6,270,720
		11,862,174
France — 1.9%
Covivio SA/France	6,279	405,639
Gecina SA	2,301	213,318
Ipsen SA	2,903	419,124
Klepierre SA	17,589	684,707
Unibail-Rodamco-Westfield, New	12,948	1,375,337
		3,098,125
Germany — 2.1%
LEG Immobilien SE	10,492	788,249
Vonovia SE	91,692	2,775,806
		3,564,055
Hong Kong — 4.3%
Henderson Land Development Co. Ltd.	91,000	343,890
Link REIT(c)	93,020	441,815
MTR Corp. Ltd.	294,000	1,167,476
WH Group Ltd.(b)	5,022,000	5,259,199
		7,212,380
India — 1.1%
Colgate-Palmolive India Ltd.	3,504	85,081
Hindustan Unilever Ltd.	20,697	571,576
Lodha Developers Ltd.(b)	9,337	120,313
Lupin Ltd.	10,502	245,167
Nestle India Ltd.	10,893	153,727
Suzlon Energy Ltd.(a)	1,037,922	629,582
		1,805,446
Italy — 0.1%
Recordati Industria Chimica e Farmaceutica SpA	3,669	216,967
Japan — 10.8%
Central Japan Railway Co.	144,300	3,943,298
Chugai Pharmaceutical Co. Ltd.	12,400	663,972
Daiichi Sankyo Co. Ltd.	87,700	2,161,540
East Japan Railway Co.	276,500	7,147,662
Eisai Co. Ltd.	31,200	978,546
Kyowa Kirin Co. Ltd.	16,700	281,125
Nippon Building Fund Inc.	272	260,040
Shionogi & Co. Ltd.	27,300	468,226
Sysmex Corp.	37,400	354,684
Terumo Corp.	49,400	770,384
Unicharm Corp.	179,100	1,050,029
		18,079,506
Malaysia — 0.1%
QL Resources Bhd	231,344	226,726
Mexico — 1.6%
Alfa SAB de CV, Class A	1,463,554	1,148,387
Fibra Uno Administracion SA de CV	312,580	458,767
Gruma SAB de CV, Class B	30,999	540,556
Kimberly-Clark de Mexico SAB de CV, Class A	227,880	467,191
Prologis Property Mexico SA de CV	26,054	111,542
		2,726,443
Netherlands — 0.8%
JDE Peet's NV	35,472	1,302,968
Norway — 1.2%
Mowi ASA	65,893	1,496,788
Salmar ASA	8,204	480,037
		1,976,825

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI Global Sustainable Development Goals ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Portugal — 0.3%
EDP Renovaveis SA	31,698	$422,372
Saudi Arabia — 0.3%
ACWA Power Co.(a)	1,966	100,157
Almarai Co. JSC	36,532	435,298
		535,455
Singapore — 0.5%
CapitaLand Ascendas REIT	146,000	317,108
CapitaLand Integrated Commercial Trust	262,616	477,003
		794,111
South Africa — 0.2%
NEPI Rockcastle NV	36,167	309,838
South Korea — 1.3%
LG Energy Solution Ltd.(a)	5,364	1,492,645
LS Electric Co. Ltd.	2,164	679,292
		2,171,937
Sweden — 2.4%
Essity AB, Class B	111,901	3,097,383
Svenska Cellulosa AB SCA, Class B	45,107	586,532
Swedish Orphan Biovitrum AB(a)	10,063	361,779
		4,045,694
Switzerland — 4.7%
Novartis AG, Registered	51,178	6,676,683
Sonova Holding AG, Registered	3,714	927,105
Swiss Prime Site AG, Registered	1,579	232,843
		7,836,631
Taiwan — 7.3%
PharmaEssentia Corp.	5,000	82,318
Taiwan High Speed Rail Corp.	468,000	416,990
Uni-President Enterprises Corp.	2,051,000	5,004,620
Wiwynn Corp.	46,000	6,721,039
		12,224,967
United Kingdom — 1.7%
Land Securities Group PLC	25,839	206,843
Pearson PLC	149,919	1,981,475
United Utilities Group PLC	41,969	687,309
		2,875,627
United States — 29.7%
Alnylam Pharmaceuticals Inc.(a)	1,168	527,037
BXP Inc.	14,421	1,043,504
Dexcom Inc.(a)	19,912	1,263,815
Digital Realty Trust Inc.	19,933	3,191,672
Security	Shares	Value
United States (continued)
Edwards Lifesciences Corp.(a)	16,559	$1,435,168
Equinix Inc.	4,042	3,044,879
First Solar Inc.(a)	25,127	6,857,661
Hormel Foods Corp.	75,962	1,763,078
Incyte Corp.(a)	8,385	875,897
Insmed Inc.(a)	583	121,130
Insulet Corp.(a)	1,888	617,735
Kimberly-Clark Corp.	44,721	4,879,955
Marvell Technology Inc.	75,248	6,727,171
Neurocrine Biosciences Inc.(a)	4,647	707,087
Nvidia Corp.	34,685	6,139,245
Regeneron Pharmaceuticals Inc.	4,992	3,894,708
United Therapeutics Corp.(a)	1,733	842,238
Vertex Pharmaceuticals Inc.(a)	7,252	3,144,540
Weyerhaeuser Co.	111,074	2,466,954
		49,543,474
Total Long-Term Investments — 99.6% (Cost: $153,168,331)		166,153,400
Short-Term Securities
Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.11%(d)(e)(f)	429,859	430,074
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.94%(d)(e)	60,000	60,000
Total Short-Term Securities — 0.3% (Cost: $490,074)		490,074
Total Investments — 99.9% (Cost: $153,658,405)		166,643,474
Other Assets Less Liabilities — 0.1%		238,514
Net Assets — 100.0%		$166,881,988

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI Global Sustainable Development Goals ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/25	Shares Held at 11/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$9,208,814	$—	$(8,779,347)(a)	$788	$(181)	$430,074	429,859	$6,289 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	100,000	—	(40,000)(a)	—	—	60,000	60,000	1,224	—
				$788	$(181)	$490,074		$7,513	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Micro E-Mini S&P 500 Index	5	12/19/25	$171	$3,608
MSCI EAFE Index	2	12/19/25	282	5,236
MSCI Emerging Markets Index	3	12/19/25	207	1,563
				$10,407
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$58,403,219	$107,750,181	$—	$166,153,400

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI Global Sustainable Development Goals ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$490,074	$—	$—	$490,074
	$58,893,293	$107,750,181	$—	$166,643,474
Derivative Financial Instruments(a)
Assets
Equity Contracts	$10,407	$—	$—	$10,407

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
JSC	Joint Stock Company
REIT	Real Estate Investment Trust
S&P	Standard & Poor's